Stockholders' Deficit	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 12 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of December 31, 2018, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of December 31 and September 30, 2018, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On April 17, 2018 the Company’s shareholders approved an increase in authorized common stock to 1,500,000,000 from 200,000,000, which became effective upon the filing of an amendment to the articles of incorporation with the State of Delaware on April 24, 2018. As of December 31, and September 30, 2018 there were 1,046,868,825 and 767,160,077 shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of December 31, 2018, 81,495,000 awards remain available for grant under the Plan.

Shares Issued for non-employee Services

In February 2017, the Company issued 400,000 vested shares of common stock to an entity as payment for consulting services rendered. As the shares fee is considered contractually earned upon the execution of the agreement, the shares were valued on the February 17, 2017 measurement date at $0.23 per share or a total of $92,000 based on the quoted trading price and amortized over the 6-month term of the agreement. In June 2017, upon renewal of the agreement, the Company issued an additional 400,000 vested shares of common stock to this entity as payment for consulting services rendered valued at $93,160, or $0.2329 per share, based on the quoted trading price. In connection with the issuance of these shares, during the year ended September 30, 2017, the Company recorded professional fees of $141,380 and a prepaid expense of $43,780 which were amortized into professional fees during the year ended September 30, 2018.

On April 1, 2018, the Company entered into a one year oral management consulting agreement with an individual. In connection with this agreement, the Company issued 4,000,000 common shares to the consultant. Such shares were valued on the vesting dates of April 1, 2018 at $296,000, or $0.074 per share based on the quoted trading price. In connection with these shares, the Company has record prepaid professional fees of $295,600 to be recognized monthly as expense over the one-year term. There was $73,900 remaining as prepaid expense at December 31, 2018.

On June 19, 2018 Tysadco Partners was issued 533,333 shares of restricted common stock for services under a one-year agreement. 400,000 shares were issued as the “retainer”, to be vested in four equal installments beginning on effective date of the agreement and 60, 120 and 180 days following the effective date. The remaining 133,333 shares were issued for the monthly compensation arrangement. The related charges will be measured on the vesting dates at fair value and recognized in Professional Fees (expense) pro rata over the service term.

On September 24, 2018 2,387,302 common shares were issued to Tysadco Partners for the Company’s investor relations firm as per the agreement for monthly payments in shares of $4,000 per month totaling $16,000, which was fully recognized as expense as of September 30, 2018. The issuance settled the amounts due for June 21, 2018 through October 20, 2018.

Shares Issued for Settlement

On August 27, 2018 the Company settled outstanding accounts payable with a vendor by issuing 2,307,693 common shares. On September 27, 2018, the Company agreed to issue 2,692,307 shares for a total of 5,000,000 shares to settle the payable balance of $15,000. These shares were valued at the market price of $0.0058 and $0.004 on the grant date and settlement date respectively, resulting in a loss on settlement of $9,154.

Shares Issued Under 3(a)(10)

The Company issued common shares to Livingston Asset Management, pursuant to Replacement Note A and the related 3(a)(10) settlement (see Note 10).

Between March 14, 2018 and October 29, 2018, 101,624,000 common shares were issued and sold by Livingston, with 71,624,000 shares issued and sold through September 30, 2018, and the remaining 30,000,000 issued as of September 30, 2018 and sold as of November 22, 2018.

The shares of the Company’s common stock issued under section 3(a)(10) of the Securities Act, have been initially recorded at par value with an equal charge to additional paid-in capital and proceeds of $308,100 and pro rata note premium of $204,989 totaling $513,089 have been recorded as equity relating to these issued shares as of September 30, 2018 and proceeds of $45,320 and $30,618 of debt premium totaling $75,938 were recorded to equity in the three months ended December 31, 2018.

Common Stock Sold for Settlement Payment of 3(a)(10)

On November 22, 2018 Livingston Asset Management finalized sale of 30,000,000 shares of common stock and remitted a payment to TCA for $45,320 in partial settlement of TCA Note A under the terms of the 3(a)(10) agreement. The liability was reduced by $45,320. The principal reduction of $45,320 and related debt premium of $30,618 were recorded as additional paid in capital.

Shares Issued for Warrant Exercise

On October 17, 2018 Crown Bridge Partners was issued 35,420,168 common shares at $.0072, in exchange for 39,990,513 warrants surrendered. $68,232 was recorded as equity and derivative liabilities were reduced by $28,793.

Shares Issued for Conversion of Convertible Notes

Between November 1 and December 5, 2018 Jefferson Street Capital was issued 128,619,959 common for conversion of principal related to the Porta Pellex note assignment and restatement cited above. The note was converted at contracted rates and the shares issued had aggregate fair values on the conversion dates of $166,929. The note principal of $62,500, interest due of $7,500 fees of $4,400 were fully liquidated as a result of the conversions. Derivative liabilities of $78,471 were relieved to gain on debt extinguishment recorded as additional paid in capital, debt discount of $62,500 was amortized to interest expense and loss due to debt extinguishment of $14,057 was recorded.

Between November 6 and November 27, 2018 Trillium Partners LP was issued 115,668,621 common for conversion of $62,500 principal related to the Porta Pellex note assignment and restatement cited above. The note principal of $62,500, accrued interest or $7,500 and fees of $2,290 were fully liquidated as a result of the conversions. The note was converted at contracted rates. Debt premiums of $62,500 were recorded as additional paid in capital.

Stock Options

On July 1, 2016, the Company granted options under the 2016 Stock Incentive Plan to purchase 22,500,000 shares of its common stock to several employees, and an additional 4,300,000 to certain non-employees for services at an exercise price of $0.20 per share. The fair value of the shares of the underlying common stock at the date of grant based on the quoted trading price was $0.20 per share. 20,000,000 of the options issued to certain employees and 4,000,000 of the options issued to one consultant vested immediately and have a ten year term. The remaining 2,800,000 options cliff vest 50% per year over the following two year period and have a ten year term. Assumptions related to the estimated fair value of these stock options on their date of grant, which the Company estimated using the Black-Scholes option pricing model, are as follows: risk-free interest rate of approximately 1.46%; expected divided yield of 0%; expected option life of 5 years for the shares that vest immediately; expected option life of 5.75 years for the shares that vest over a two year period using the simplified method; and expected volatility of approximately 841%. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $5,579,990 as of September 30, 2016. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

For the year ended September 30, 2017, the Company granted options under the 2016 Stock Incentive Plan to purchase 15,566,200 shares of its common stock to several employees, and 10,485,000 shares of its common stock to certain non-employees at exercise prices ranging from $0.20 to $0.24 per share with vesting terms ranging from immediately vesting to 5 years to employees and certain consultants, respectively. The options were valued at the grant date and remeasurement date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 1.75 to 5 years for the shares that vested immediately and 5.75 to 6.5 years for those with vesting terms using the simplified method and expected volatility ranging from 117% to 125%. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $3,863,388 as of September 30, 2017. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the three months ended December 31, 2018.

For the three months ended December 31, 2018 and 2017, the Company recorded $66,823 and $189,267 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at December 31, 2018 amounted to $551,555. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 2 years.

For the three months ended December 31, 2018 and year ended September 30, 2018, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	44,351,200	$0.21	9.27	$-	$-
Forfeited	(25,846,200)	0.20
Outstanding at September 30, 2018	18,505,000	.22	8.46	-	-
Outstanding at December 31, 2018	18,505,000	.22	7.18	-	-
Exercisable at December 31, 2018	9,073,000	$0.21	6.37	$-	$-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500,000 5-year warrants exercisable at $0.01 per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.35 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 200,000 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300,000 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250,000 at a price of $.0036 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of December 31, 2018 the warrant was revalued and the warrant holder is entitled to exercise its warrants for 136,083,627 common shares and the related derivative liability is $189,324.

For the three months ended December 31, 2018 and the year ended September 30, 2018, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	500,000	$0.01	2.94	$.36	$-
Granted	300,000
Anti Dilution	68,778,947	$0.00151	4.08	.0036	$185,822
Outstanding and exercisable at September 30, 2018	69,578,947	$0.00158	4.1	$-	$185,822
Exercised at October 17, 2018	(39,990,513)	$0.000158	4.1	$-	$28,793
Anti Dilution adjustment at December 31, 2018	106,995,193
Outstanding and exercisable at December 31, 2018	136,583,627

NOTE 12 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of September 30, 2018, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of September 30, 2018 and 2017, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On April 17, 2018 the Company’s shareholders approved an increase in authorized common stock to 1,500,000,000 from 200,000,000, which became effective upon the filing of an amendment to the articles of incorporation with the State of Delaware on April 24, 2018. As of September 30, 2018 and 2017 there were 767,160,077 and 43,104,692 shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 2,500,000,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2018, 81,495,000 awards remain available for grant under the Plan.

Common Stock Issued for Settlement Payable Conversion

In October and November 2016, the Company issued an aggregate of 460,200 common shares upon conversion of the remaining settlement payable - vendor of $48,998 and the remaining premium of $26,384 was reclassified to equity.

Shares Issued for non-employee Services

In October 2016, the Company issued 115,000 shares of common stock to an entity as payment for acquisition-related services valued at $57,500.

In February 2017, the Company issued 400,000 vested shares of common stock to an entity as payment for consulting services rendered. As the shares fee is considered contractually earned upon the execution of the agreement, the shares were valued on the February 17, 2017 measurement date at $0.23 per share or a total of $92,000 based on the quoted trading price and amortized over the 6-month term of the agreement. In June 2017, upon renewal of the agreement, the Company issued an additional 400,000 vested shares of common stock to this entity as payment for consulting services rendered valued at $93,160, or $0.2329 per share, based on the quoted trading price. In connection with the issuance of these shares, during the year ended September 30, 2017, the Company recorded professional fees of $141,380 and a prepaid expense of $43,780 which were amortized into professional fees during the year ended September 30, 2018.

On September 1, 2017, the Company entered into a consulting agreement with an individual. In connection with this agreement, the Company agreed to issue 10,000 common shares per month until the agreement is terminated. As of September 30, 2017, 10,000 common shares were issuable pursuant to the agreement. These shares were valued on the vesting date of September 1, 2017 at $1,764, or $0.1764 per shares based on the quoted trading price. In connection with these shares, during the year ended September 30, 2017, the Company recorded professional fees of $1,764. This agreement was terminated in December 2017.

On September 1, 2017, the Company entered into a consulting agreement with an individual. In connection with this agreement, the Company agreed to issue 10,000 common shares per month until the agreement is terminated. As of September 30, 2017, 10,000 common shares were issuable and valued on the vesting date of September 1, 2017 at $1,764, or $0.1764 per shares based on the quoted trading price. During the year ended September 30, 2017, the Company recorded professional fees of $1,764. During the year ended September 30, 2018, an aggregate of 20,000 common shares were issuable pursuant to the agreement. Such shares were valued on the vesting dates of October 1, 2017 and November 1, 2017 at $3,950, or $0.20 and $0.195 per share, respectively, based on the quoted trading price. During the year ended September 30, 2018, the Company recorded professional fees of $3,950. This agreement was terminated in December 2017.

On April 1, 2018, the Company entered into a one year oral management consulting agreement with an individual. In connection with this agreement, the Company issued 4,000,000 common shares to the consultant. Such shares were valued on the vesting dates of April 1, 2018 at $296,000, or $0.074 per share based on the quoted trading price. In connection with these shares, the Company has record prepaid professional fees of $295,600 to be recognized monthly as expense over the one-year term.

On June 19, 2018 Tysadco Partners was issued 533,333 shares of restricted common stock for services under a one-year agreement. 400,000 shares were issued as the “retainer”, to be vested in four equal installments beginning on effective date of the agreement and 60, 120 and 180 days following the effective date. The remaining 133,333 shares were issued for the monthly compensation arrangement. The related charges will be measured on the vesting dates at fair value and recognized in Professional Fees (expense) pro rata over the service term.

On July 12, 2018 150,000 vested common shares were issued to a consultant. The shares were valued at the market price of $0.0083 per share on the day of the grant. The value of $1,245 was charged to professional fees on issuance.

On July 12, 2018 1,500,000 vested common shares were issued to a financial advisory consultant. The shares were valued at the market price of $.0083 per share on the day of the grant. The value of $12,450 was charged to professional fees on issuance.

On July 12, 2018 150,000 vested common shares were issued to a consultant. The shares were valued at the market price of $0.0083 per share on the day of the grant. The value of $1,245 was charged to professional fees on the date on issuance.

On August 6, 2018 125,000 vested common shares were issued to a consultant. The shares were valued at the market price of $0.0105 per share on the day of the grant. The value of $1,318 was charged to professional fees on issuance.

On September 24, 2018 2,387,302 common shares were issued to Tysadco Partners for the Company’s investor relations firm as per the agreement for monthly payments in shares of $4,000 per month totaling $16,000, which was fully recognized as expense as of September 30, 2018. The issuance settled the amounts due for June 21, 2018 through October 20, 2018.

Shares Issued for Settlement

On August 27, 2018 the Company settled outstanding accounts payable with a vendor by issuing 2,307,693 common shares. On September 27, 2018, the Company agreed to issue 2,692,307 shares for a total of 5,000,000 shares to settle the payable balance of $15,000. These shares were valued at the market price of $0.0058 and $0.004 on the grant date and settlement date respectively, resulting in a loss on settlement of $9,154.

Shares Issued for debt issuance costs

On November 28, 2017, pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company considered issued to Labrys 335,938 shares of the Company’s common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 335,938 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018 the Company amended the terms of the convertible note dated November 28, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company’s treasury. On February 16, 2018 the Company issued the 335,938 shares at the then market close price of $0.09 per share for a value of $30,234 which was expensed.

On February 16, 2018, pursuant to a Securities Purchase Agreement and Convertible Note Agreement with Labrys (see Note 10), the Company issued to Labrys 421,238 shares of the Company’s common stock, as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Prior to the February 7, 2018 amendment discussed below, pursuant to ASC 260 the 421,238 shares were considered contingent shares and not considered outstanding and not accounted for due to the contingency. On February 7, 2018 the Company amended the terms to the convertible note dated December 26, 2017 whereby the holder waives all existing events of default to date and in return shall no longer be required to return, under any circumstances, the commitment shares back to the Company’s treasury. On February 16, 2018 the Company issued the 421,238 shares at the then market close price of $0.09 per share for a value of $37,911 which was expensed.

Shares Issued Under 3(a)(10)

The Company issued common shares to Livingston Asset Management, pursuant to Replacement Note A and the related 3(a)(10) settlement (see Note 10).

Between March 14, 2018 and August 24, 2018, 101,624,000 common shares were issued and 30,000,000 of those issued common shares remain unsold by Livingston at September 30, 2018.

The shares of the Company’s common stock issued under section 3(a)(10) of the Securities Act, have been initially recorded at par value with an equal charge to additional paid-in capital and proceeds of $308,100 and pro rata note premium of $204,989 totaling $513,089 have been recorded as equity relating to these issued shares as of September 30, 2018.

 Shares Issued for Conversion of Convertible Notes

During the year ended September 30, 2018 the Company issued 605,808,574 common shares to convertible note holders upon contractual conversion of principal, default charges and accrued interest totaling $1,537,184. The credit to equity of $2,135,815 includes the fair value of shares issued upon conversion of convertible notes with embedded conversion option derivatives and the reclassification of debt premiums on convertible notes treated as stock settled debt.

Shares Issued to Employees

On July 15, 2018 the Company issued 2,000,000 common shares to Matthew Wiles, Vice President of Business Operations at the Company’s wholly-owned subsidiary, Howco. The shares were valued based on the market price of $0.00747 per share on the date of the grant at $14,940, and the shares vest on August 6, 2018. The shares were issued as compensation for his pending Board of Directors membership. The value of the shares will be expensed as director fees on August 6, 2018 since they have vested.

Stock Options

On July 1, 2016, the Company granted options under the 2016 Stock Incentive Plan to purchase 22,500,000 shares of its common stock to several employees, and an additional 4,300,000 to certain non-employees for services at an exercise price of $0.20 per share. The fair value of the shares of the underlying common stock at the date of grant based on the quoted trading price was $0.20 per share. 20,000,000 of the options issued to certain employees and 4,000,000 of the options issued to one consultant vested immediately and have a ten year term. The remaining 2,800,000 options cliff vest 50% per year over the following two year period and have a ten year term. Assumptions related to the estimated fair value of these stock options on their date of grant, which the Company estimated using the Black-Scholes option pricing model, are as follows: risk-free interest rate of approximately 1.46%; expected divided yield of 0%; expected option life of 5 years for the shares that vest immediately; expected option life of 5.75 years for the shares that vest over a two year period using the simplified method; and expected volatility of approximately 841%. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $5,579,990 as of September 30, 2016. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

For the year ended September 30, 2017, the Company granted options under the 2016 Stock Incentive Plan to purchase 15,566,200 shares of its common stock to several employees, and 10,485,000 shares of its common stock to certain non-employees at exercise prices ranging from $0.20 to $0.24 per share with vesting terms ranging from immediately vesting to 5 years to employees and certain consultants, respectively. The options were valued at the grant date and remeasurement date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 1.75 to 5 years for the shares that vested immediately and 5.75 to 6.5 years for those with vesting terms using the simplified method and expected volatility ranging from 117% to 125%. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $3,863,388 as of September 30, 2017. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the year ended September 30, 2018

For the years ended September 30, 2018 and 2017, the Company recorded $137,969 and $1,836,514 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at September 30, 2018 amounted to $618,378. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 2 years.

For the years ended September 30, 2018 and 2017, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2016	26,800,000	$0.20	9.80	$-	$19,564,000
Granted	26,051,200	0.21	-	0.15	-
Forfeited	(8,500,000)	0.20	-		-
Outstanding at September 30, 2017	44,351,200	$0.21	9.27	$-	$0
Forfeited	(25,846,200)	0.20
Outstanding at September 30, 2018	18,505,000	.22	8.46	-	0
Exercisable at September 30, 2018	7,544,000	$0.21	7.18	$-	$0

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500,000 5-year warrants exercisable at $0.01 per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.35 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 200,000 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300,000 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250,000 at a price of $.0036 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2018 the warrant was evaluated and revalued. At September 30, 2018 the warrant holder is entitled to exercise its warrants for 69,078,947 common shares and the related derivative liability is $248,822.

For the years ended September 30, 2018 and 2017, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2016	500,000	$0.01	-	0.36	$-
Outstanding at September 30, 2017	500,000	$0.01	2.94	$.36	$-
Granted	300,000
Anti Dilution	68,778,947	$0.00151	4.08	.0036	$185,822
Outstanding at September 30, 2018	69,578,947	$0.00158	4.1	$-	$185,822
Exercisable at September 30, 2018	69,578,947	$0.000158	4.1	$-	$185,822